Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Borrowings
Borrowing arrangements	$ 81,919	$ 80,000
Less: transaction costs	(8,020)	(6,751)
Amortization of carrying amount, net of payments made	17,846	20,996
Total borrowings	91,745	94,245
Current	5,203	53,200
Non-current	$ 86,542	$ 41,045